Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 62,630		¥ 44,771
Less: allowance for doubtful receivables	(922)		(922)	¥ (500)
Accounts receivable, net	¥ 61,708	$ 8,864	¥ 43,849